Benefit Plans - Weighted average assumptions used (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Pension benefits
Weighted average assumptions used to determine net pension cost and net postretirement benefit cost
Discount rate	4.06%	3.96%	4.78%
Rate of increase in compensation levels	3.15%	3.16%	3.16%
Expected long-term rate of return on plan assets	7.33%	7.32%	7.30%
Weighted average assumptions used to determine benefit obligations
Discount rate	4.31%	3.67%
Rate of increase in compensation levels	3.16%	3.15%
Postretirement benefits
Weighted average assumptions used to determine net pension cost and net postretirement benefit cost
Discount rate	3.95%	3.91%	4.56%
Weighted average assumptions used to determine benefit obligations
Discount rate	4.22%	3.63%